Segment Reporting - Schedule of Long-Lived Assets by Geographic Locations (Details) - USD ($)	Jan. 31, 2026	Jul. 31, 2025
Schedule of Long-Lived Assets by Geographic Locations [Line Items]
Total long-lived assets by geographic locations	$ 35,326,337	$ 26,547,670
Japan [Member]
Schedule of Long-Lived Assets by Geographic Locations [Line Items]
Total long-lived assets by geographic locations	15,506,677	14,726,888
Singapore [Member]
Schedule of Long-Lived Assets by Geographic Locations [Line Items]
Total long-lived assets by geographic locations	11,191,484	6,502,511
Taiwan [Member]
Schedule of Long-Lived Assets by Geographic Locations [Line Items]
Total long-lived assets by geographic locations	3,901,121	4,481,573
China [Member]
Schedule of Long-Lived Assets by Geographic Locations [Line Items]
Total long-lived assets by geographic locations	2,376,709	836,698
United States [Member]
Schedule of Long-Lived Assets by Geographic Locations [Line Items]
Total long-lived assets by geographic locations	$ 2,350,346